SHARE-BASED AWARDS (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED AWARDS
Schedule of Assumptions Used

February 18, 2014
Risk-free interest rate	2.33%
Dividend yield	5%
Exercise multiple	2.5
Expected volatility range	39.03%

Schedule of Stock Options

The following table summarizes employee share options activities for the year ended December 31, 2019:

						Weighted
			Weighted-		Weighted	Average
			Average		Average	Remaining	Aggregate
	Number of		Exercise		Grant-date	Contractual	Intrinsic
Share Options Granted to Employees	Shares		Price		Fair Value	Term (Years)	Value
Outstanding, January 1, 2019	3,130,113	US$	2.21	US$	0.61	3.14	—
Lapsed	(355,884)	US$	3.55	US$	1.25	—	—
Outstanding, December 31, 2019	2,774,229	US$	2.04	US$	0.65	2.14	—
Exercisable at December 31, 2019	2,774,229	US$	2.04	US$	0.65	2.14	—

Summary of Restricted Shares

		Fair Value per Share
		at the Grant
Grant Date	Number of Awards	date (US$)
February 18, 2014	1,370,250	1.93
July 1, 2014	21,132	2.35
August 1, 2014	69,564	2.44
August 7, 2017	1,453,950	1.33
August 8, 2017	3,319,200	1.34
September 13, 2017	45,000	1.33
October 2, 2018	5,992,605	1.19

The Company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. Restricted Shares activity for the year ended December 31, 2019 was as follows:

		Weighted
	Numbers	average grant
	of shares	date fair value
	RMB	US$
Outstanding, January 1, 2019	11,573,802	1.32
Forfeited	(83,250)	1.93
Exercised	(63,618)	1.34
Outstanding, December 31, 2019	11,426,934	1.32
Exercisable, December 31, 2019	1,073,679	1.93
Expected to vest, December 31, 2019	10,353,255	1.25

Schedule of Share-Based Compensation Expense

	For the Years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
General and administrative expenses	10,099	9,173	17,673	2,539
Selling expenses	1,542	1,966	2,920	419
	11,641	11,139	20,593	2,958